Goodwill - Goodwill by Reporting Unit (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Goodwill	$ 1,257.4	$ 1,075.2	$ 1,090.9
United States
Goodwill [Line Items]
Goodwill	532.4	505.9
Germany
Goodwill [Line Items]
Goodwill	127.1	12.1
United Kingdom
Goodwill [Line Items]
Goodwill	101.1	85.9
Netherlands
Goodwill [Line Items]
Goodwill	98.7	85.9
France
Goodwill [Line Items]
Goodwill	69.0	76.9
Right Management
Goodwill [Line Items]
Goodwill	62.1	62.1
Other reporting units
Goodwill [Line Items]
Goodwill	$ 267.0	$ 246.4